Contract costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Opening balance	$ 1,412	$ 1,143
Incremental costs of obtaining a contract and contract fulfillment costs	969	892
Amortization included in operating costs	(791)	(623)
Ending balance	$ 1,590	$ 1,412
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract costs, amortization period	12 months
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract costs, amortization period	84 months